Note 12 - Trade and Other Receivables - Summary of Provision for Impairment of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [line items]
Loss allowance as of January 1	$ 7,677
Loss allowance as of December 31	5,180	$ 7,677
Provision for impairment of trade receivables [member]
Trade and other receivables [line items]
Loss allowance as of January 1	7,677	4,062
Write offs	(1,982)	(252)
Increase (decrease) in loss allowance	(516)	4,066
Effect of movements in exchange rates		(199)
Loss allowance as of December 31	$ 5,180	$ 7,677